UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Matrix Capital Management Company, LLC
Address: 1000 Winter Street
         Suite 4610
         Waltham, MA  02451

13F File Number:  028-10217

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher D. Johnson
Title:     Chief Financial Officer
Phone:     (781) 522-4948

Signature, Place, and Date of Signing:

 /s/    Christopher D. Johnson     Waltham, MA/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    11

Form 13F Information Table Value Total:    $153,039 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASPEN TECHNOLOGY INC           COM              045327103      553    31889 SH       SOLE                    31889        0        0
AUTODESK INC                   COM              052769106     1517    50000 SH       SOLE                    50000        0        0
CARTER INC                     COM              146229109    27508   690993 SH       SOLE                   690993        0        0
CIGNA CORPORATION              COM              125509109     4200   100000 SH       SOLE                   100000        0        0
HUMANA INC                     COM              444859102    25407   290000 SH       SOLE                   290000        0        0
POPULAR INC                    COM              733174106    20380 14661767 SH       SOLE                 14661767        0        0
SALESFORCE COM INC             COM              79466L302    12794   126100 SH       SOLE                   126100        0        0
SLM CORP                       COM              78442P106    16415  1225000 SH       SOLE                  1225000        0        0
TRANSDIGM GROUP INC            COM              893641100    38060   397783 SH       SOLE                   397783        0        0
TRIPADVISOR INC                COM              896945201     1966    78000 SH       SOLE                    78000        0        0
WUXI PHARMATECH CAYMAN INC     SPONS ADR SHS    929352102     4239   384000 SH       SOLE                   384000        0        0